Segment information - Intra-Group pricing (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical location
Operating profit/(loss)	$ 1,056	$ 5,162	$ 2,924
(Loss)/profit before tax	(265)	3,916	1,548
Non-current assets	74,687	43,576	43,035
Total assets	105,363	66,729	61,377
Assets acquired	38,241	2,518	2,997
Net operating assets	68,922	31,790	30,768
UK
Disclosure of geographical location
Operating profit/(loss)	(950)	824	466
(Loss)/profit before tax	(1,477)	518	93
Non-current assets	7,692	7,900	6,874
Total assets	16,615	17,851	15,302
Assets acquired	810	1,611	2,255
Net operating assets	3,239	5,244	4,206
Europe
Disclosure of geographical location
Operating profit/(loss)	2,999	2,838	1,502
(Loss)/profit before tax	2,682	2,356	1,006
Non-current assets	39,171	15,821	15,245
Total assets	48,383	19,738	18,182
Assets acquired	26,527	505	386
Net operating assets	40,161	10,242	9,201
The Americas
Disclosure of geographical location
Operating profit/(loss)	(1,936)	758	(8)
(Loss)/profit before tax	(2,401)	297	(474)
Non-current assets	26,570	18,501	19,663
Total assets	34,301	23,640	23,380
Assets acquired	10,810	286	236
Net operating assets	24,786	15,697	15,929
Asia, Africa And Australasia
Disclosure of geographical location
Operating profit/(loss)	943	742	964
(Loss)/profit before tax	931	745	923
Non-current assets	1,254	1,354	1,253
Total assets	6,064	5,500	4,513
Assets acquired	94	116	120
Net operating assets	$ 736	$ 607	$ 1,432